Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 2011


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:


/s/ C.Troy Shaver, Jr.    Ridgeland, SC     August 8, 2011
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 88
                                        -------------

Form 13F Information Table Value Total:	523915
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}


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


 FORM 13F INFORMATION TABLE

                                                  			INVEST- OTHER   VOTING
NAME OF         	TITLE   	CUSIP  	 	VALUE  	SHRS  	MENT  	MANA-   AUTHORITY
ISSUER          	CLASS           		(X$1000)       	DISCRE  GERS    SOLE



AFLAC INC		COM		001055102	5400	115684	Sole	N/A	115684
AIR PRODUCTS & CHEMICAL COM		009158106	2287	23929	Sole	N/A	23929
APTARGROUP INC		COM		038336103	4292	82001	Sole	N/A	82001
ARCHER DANIELS MIDLAND 	COM		039483102	9133	302912	Sole	N/A	302,912
							68	2250	Defined	N/A	2250
AT&T INC		COM		00206R102	232	7397	Sole	N/A	7397
AUTOMATIC DATA PROCESS	COM		053015103	10629	201784	Sole	N/A	201,784
BADGER METER INC COM	COM		056525108	1011	27320	Sole	N/A	27320
BANK OF NOVA SCOTIA	COM		064149107	1373	22825	Sole	N/A	22825
BECTON DICKINSON & CO	COM		075887109	5780	67073	Sole	N/A	67,073
BP PLC-SPONS ADR	SPONS ADR	055622104	235	5299	Sole	N/A	5299
BREITBURN ENERGY PART	COM		106776107	551	28300	Sole	N/A	28300
CANADIAN NATIONAL RAIL	COM		136375102	4791	59967	Sole	N/A	59,967
							80	1000	Defined	N/A	1000
CANADIAN NATURAL RS	COM		136385101	4550	108705	Sole	N/A	108,705
CARDINAL HEALTH		COM		14149Y108	5759	126792	Sole	N/A	126,792
CENTURYLINK INC COM	COM		156700106	7983	197453	Sole	N/A	197,453
CHEVRON CORP		COM		166764100	782	7602	Sole	N/A	7602
COCA-COLA CO/THE	COM		191216100	385	5724	Sole	N/A	5724
							40	600	Defined	N/A	600
COLGATE PALMOLIVE	COM		194162103	575	6579	Sole	N/A	6579
COMMUNITY CAPITAL CORP	COM		20363C102	1367	427106	Sole	N/A	427106
CONOCOPHILLIPS		COM		20825C104	252	3357	Sole	N/A	3357
DCP MIDSTREAM PARTNERS 	COM UT LTD PTN	23311P100	1937	47285	Sole	N/A	47,285
EATON VANCE CORP	COM NON VTG	278265103	7507	248314	Sole	N/A	248,314
ECOLAB INC		COM		278865100	4135	73344	Sole	N/A	73344
EMERSON ELECTRIC CO	COM		291011104	964	17131	Sole	N/A	17131
ENBRIDGE ENERGY PARTN	COM		29250R106	16300	542067	Sole	N/A	542067
							18	600	Defined	N/A	600
ENERGY TRANSFER EQUITY 	COM UT LTD PTN	29273V100	11653	259203	Sole	N/A	259,203
							90	2000	Defined	N/A	2000
ENERGY TRANSFER PARTN	UNIT LTD PARTN	29273R109	12685	259560	Sole	N/A	259560
							98	2000	Defined	N/A	2000
ENTERPRISE PRODUCTS 	COM		293792107	32340	748448	Sole	N/A	748,448
							342	7920	Defined	N/A	7920
EQT CORP COM		COM		26884L109	230	4370	Sole	N/A	4370
EV ENERGY PARTNERS LP 	COM		26926V107	251	4700	Sole	N/A	4700
EXXON MOBIL CORP	COM		30231G102	2431	29878	Sole	N/A	29878
FASTENAL CO		COM		311900104	3386	94070	Sole	N/A	94,070
							36	1000	Defined	N/A	1000
FRANKLIN RESOURCES	COM		354613101	2453	18685	Sole	N/A	18685
GENERAL ELECTRIC CO	COM		369604103	567	30040	Sole	N/A	30040
							94	5000	Defined	N/A	5000
GENESIS ENERGY LP UNIT 	UNIT LTD PARTN	371927104	1986	72860	Sole	N/A	72860
HCC INS HLDGS INC COM	COM		404132102	5507	174806	Sole	N/A	174,806
HOLLY ENERGY PARTNERS 	COM UT LT	435763107	1311	24150	Sole	N/A	24150
ILLINOIS TOOL WORKS	COM		452308109	6684	118326	Sole	N/A	118,326
INFOSYS LTD. ADR	SPONS ADR	456788108	3651	55971	Sole	N/A	55,971
INTL BUSINESS MACHINES 	COM		459200101	18151	105807	Sole	N/A	105,807
							86	500	Defined	N/A	500
JOHNSON & JOHNSON	COM		478160104	716	10760	Sole	N/A	10760
JPMORGAN CHASE & CO	COM		46625H100	318	7768	Sole	N/A	7768
KINDER MORGAN ENERGY 	COM		494550106	7067	97347	Sole	N/A	97347
							25	350	Defined	N/A	350
KINDER MORGAN MGMT LLC	UT LTD PARTNER	49455U100	446	6801	Sole	N/A	6801
LEGACY RESERVES LP 	UNIT LP INT	524707304	921	31020	Sole	N/A	31020
LEGGETT & PLATT INC	COM		524660107	3569	146400	Sole	N/A	146400
LINEAR TECHNOLOGY	COM		535678106	8036	243380	Sole	N/A	243,380
LINN ENERGY LLC		UNIT LTD LIAB	536020100	21139	541065	Sole	N/A	541,065
							352	9000	Defined	N/A	9000
MAGELLAN MIDSTREAM PA	COM UNIT RP LP	559080106	25614	428832	Sole	N/A	428,832
							275	4600	Defined	N/A	4600
MCCORMICK & CO-NON VIG 	COM		579780206	2300	46411	Sole	N/A	46,411
MCDONALD'S CORP		COM		580135101	18220	216080	Sole	N/A	216,080
							84	1000	Defined	N/A	1000
MEDTRONIC INC		COM		585055106	365	9465	Sole	N/A	9465
MERIDIAN BIOSCIENCE INC	COM		589584101	3625	150369	Sole	N/A	150369
MINE SAFETY APPLIANCES 	COM		602720104	2917	78125	Sole	N/A	78,125
MURPHY OIL CORP		COM		626717102	3025	46085	Sole	N/A	46,085
NATURAL RESOURCE PART	UNIT LP		63900P103	23045	694748	Sole	N/A	694,748
							186	3000	Defined	N/A	3000
NORFOLK SOUTHERN CORP	COM		655844108	2359	31485	Sole	N/A	31,485
NOVARTIS AG-ADR		SPONSORED ADR	66987V109	10775	48000	Sole	N/A	48,000
							122	2000	Defined	N/A	2000
NOVO NORDISK A.S. 	ADR		670100205	21823	174198	Sole	N/A	174,198
							251	2000	Defined	N/A	2000
NUCOR CORP		COM		670346105	4603	111665	Sole	N/A	111,665
NUSTAR ENERGY LP	UNIT COM	67058H102		119515	Sole	N/A	119515
							194	3000	Defined	N/A	3000
NUSTAR GP		UNIT RESTG LLC	67059L102	5129	142485	Sole	N/A	142,485
OCCIDENTAL PETROLEUM 	COM		674599105	208	2000	Sole	N/A	2000
ONEOK PARTNERS LP	UT LTD PARTNER	68268N103	2877	33730	Sole	N/A	33730
PAYCHEX INC		COM		704326107	1222	39779	Sole	N/A	39779
PENN VIRGINIA RESOURCE 	COM		707884102	701	26010	Sole	N/A	26010
PEPSICO INC		COM		713448108	4432	62923	Sole	N/A	62923
							70	1000	Defined	N/A	1000
PIMCO MUNI INCOME FUND	COM		72200W106	126	11950	Sole	N/A	11950
PLAINS ALL AMER PIPEL	UNIT LTD PARTN	726503105	17223	269110	Sole	N/A	269,110
PRAXAIR INC		COM		74005P104	12945	119434	Sole	N/A	119,434
PROCTER & GAMBLE CO	COM		742718109	4081	64198	Sole	N/A	64198
PUBLIC SERVICE ENT	COM		744573106	202	6196	Sole	N/A	6196
REGENCY ENERGY PARTNERS	COM UNITS LP	75885Y107	1692	65435	Sole	N/A	65435
ROPER INDUSTRIES INC	COM		776696106	5931	71200	Sole	N/A	71,200
							42	500	Defined	N/A	500
ROSS STORES INC		COM		778296103	0 	20000	Sole	N/A	20,000
SEI INVESTMENTS COMP	COM		784117103	1670	74186	Sole	N/A	74186
SUNOCO LOGISTICS PART	COM UNITS	86764L108	26081	302741	Sole	N/A	302,741
TELEFLEX INC		COM		879369106	3185	52165	Sole	N/A	52165
TEVA PHARMACEUTICAL	ADR		881624209	12882	267145	Sole	N/A	267,145
							193	4000	Defined	N/A	4000
TJX COMPANIES INC	COM		872540109	3027	57625	Sole	N/A	57,625
UNION PACIFIC CORP	COM		907818108	452	4332	Sole	N/A	4332
UNITED TECHNOLOGIES 	COM		913017109	10825	122295	Sole	N/A	122,295
VERIZON COMMUNICATIONS 	COM		92343V104	314	8442	Sole	N/A	8442
VF CORP			COM		918204108	2464	22695	Sole	N/A	22,695
VODAFONE GROUP PLC ADR	SPONADR		92857W209	8138	304554	Sole	N/A	304,554
							53	2000	Defined	N/A	2000
WALGREEN CO		COM		931422109	10718	252423	Sole	N/A	252,423
WALMART STORES		COM		931142103	2443	45975	Sole	N/A	45975
							53	1000	Defined	N/A	1000
WILLIAMS PARTNERS LP	UNIT LP 	96950F104	19320	356593	Sole	N/A	356,593
							396	7300	Defined	N/A	7300
BP PLC-SPONS ADR	SPONS ADR	055622104	235	5299	Sole	N/A	5299